JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.4%
Automobiles & Parts — 0.5%
BorgWarner, Inc.	7,827	343,214
Gentex Corp.	23,881	749,863
LKQ Corp.	2,467	135,414

		1,228,491

Banks — 2.4%
Bank of Hawaii Corp.	1,987	171,021
Citizens Financial Group, Inc.	5,389	277,372
Comerica, Inc.	2,619	242,991
Discover Financial Services	4,460	516,245
Fifth Third Bancorp	9,114	406,758
First Horizon Corp.	9,099	155,684
First Republic Bank	2,782	482,927
FNB Corp.	10,325	133,399
Huntington Bancshares, Inc.	50,009	753,136
KeyCorp	11,396	285,584
M&T Bank Corp.	1,653	279,985
People’s United Financial, Inc.	13,658	264,692
Popular, Inc. (Puerto Rico)	7,058	629,362
Prosperity Bancshares, Inc.	1,818	133,168
Regions Financial Corp.	14,699	337,195
Zions Bancorp NA	3,618	245,373

		5,314,892

Beverages — 0.6%
Brown-Forman Corp., Class B	9,825	662,500
Molson Coors Beverage Co., Class B	15,022	715,948

		1,378,448

Chemicals — 5.7%
Albemarle Corp.	3,635	802,390
Ashland Global Holdings, Inc.	8,981	862,535
Celanese Corp.	5,772	898,758
CF Industries Holdings, Inc.	15,545	1,070,584
Chemours Co. (The)	25,862	845,946
Eastman Chemical Co.	7,513	893,521
Element Solutions, Inc.	39,113	877,696
FMC Corp.	5,683	627,233
Huntsman Corp.	28,852	1,033,767
LyondellBasell Industries NV, Class A	8,313	804,116
Mosaic Co. (The)	21,544	860,683
NewMarket Corp.	1,041	351,931
Olin Corp.	17,460	884,698
Univar Solutions, Inc.*	7,148	189,422
Valvoline, Inc.	25,754	848,337
Westlake Chemical Corp.	9,767	963,515

		12,815,132

Construction & Materials — 2.1%
AO Smith Corp.	10,031	766,569
Eagle Materials, Inc.(a)	1,669	243,424
Fortune Brands Home & Security, Inc.	8,003	753,643
Lennox International, Inc.	1,364	386,858
Masco Corp.	10,698	677,504
Owens Corning	3,259	289,073
Quanta Services, Inc.	7,965	818,165
Trane Technologies plc	4,635	802,318

		4,737,554

Consumer Services — 0.5%
Frontdoor, Inc.*	7,538	273,629
H&R Block, Inc.	9,450	216,027
IAA, Inc.*	6,363	292,253
Service Corp. International	7,225	445,927

		1,227,836

Electricity — 6.6%
AES Corp. (The)	36,665	813,230
Alliant Energy Corp.	12,090	723,707
Avangrid, Inc.(a)	13,408	626,422
Brookfield Renewable Corp.	712	24,365
CMS Energy Corp.	11,257	724,726
Consolidated Edison, Inc.	10,145	877,035
DTE Energy Co.	7,570	911,655
Edison International	10,293	646,297
Entergy Corp.	6,630	741,035
Evergy, Inc.	14,099	915,871
Eversource Energy	2,852	255,226
FirstEnergy Corp.	23,635	991,725
Hawaiian Electric Industries, Inc.	15,150	643,875
IDACORP, Inc.	7,729	851,890
NRG Energy, Inc.	25,081	1,001,484
OGE Energy Corp.	20,340	771,293
Pinnacle West Capital Corp.	10,302	717,122
PPL Corp.	31,726	941,628
Public Service Enterprise Group, Inc.	14,510	965,350
Vistra Corp.	40,651	886,598

		15,030,534

Electronic & Electrical Equipment — 2.0%
AMETEK, Inc.	6,047	827,048
Hubbell, Inc.	3,241	607,007
IDEX Corp.	3,609	777,523
Keysight Technologies, Inc.*	4,597	776,066
Pentair plc	4,165	265,310
Regal Rexnord Corp.	3,521	558,008
Rockwell Automation, Inc.	2,500	723,050

		4,534,012

Finance & Credit Services — 0.6%
Ally Financial, Inc.	7,423	354,225
Morningstar, Inc.	1,570	451,234
OneMain Holdings, Inc.	11,979	618,835

		1,424,294

Food Producers — 6.6%
Archer-Daniels-Midland Co.	14,677	1,100,775
Bunge Ltd.	10,596	1,047,521
Campbell Soup Co.	16,577	731,377
Conagra Brands, Inc.	21,782	757,142
Corteva, Inc.	20,109	966,841
Darling Ingredients, Inc.*	12,671	808,030
Flowers Foods, Inc.	34,709	976,364
Hain Celestial Group, Inc. (The)*	18,998	693,997
Herbalife Nutrition Ltd.*	13,489	573,417
Hershey Co. (The)	5,086	1,002,298
Hormel Foods Corp.(a)	15,978	758,476
Ingredion, Inc.	9,760	924,272
JM Smucker Co. (The)	7,131	1,002,476
Kellogg Co.	10,942	689,346
McCormick & Co., Inc. (Non-Voting)	7,706	772,989
Pilgrim’s Pride Corp.*	12,909	361,065

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Post Holdings, Inc.*(a)	6,999	740,634
Tyson Foods, Inc., Class A	11,180	1,016,150

		14,923,170

Gas, Water & Multi-utilities — 3.0%
Ameren Corp.	10,173	902,752
American Water Works Co., Inc.	5,088	818,150
CenterPoint Energy, Inc.	32,005	907,662
Essential Utilities, Inc.	14,231	693,619
National Fuel Gas Co.	14,815	899,715
NiSource, Inc.	27,172	792,879
UGI Corp.	21,294	965,683
WEC Energy Group, Inc.	8,638	838,232

		6,818,692

General Industrials — 1.9%
AptarGroup, Inc.	1,258	147,563
Carlisle Cos., Inc.	846	189,030
ITT, Inc.	2,659	244,415
Packaging Corp. of America	4,586	690,789
Parker-Hannifin Corp.	2,052	636,141
PPG Industries, Inc.	5,119	799,588
RPM International, Inc.	8,715	772,236
Silgan Holdings, Inc.	7,648	342,478
Sonoco Products Co.	6,397	362,326
Westrock Co.	3,825	176,562

		4,361,128

Health Care Providers — 3.1%
Acadia Healthcare Co., Inc.*	8,784	462,478
Amedisys, Inc.*	2,765	373,551
Cerner Corp.	9,685	883,272
Chemed Corp.	1,391	652,254
DaVita, Inc.*	6,616	716,976
Encompass Health Corp.	8,565	531,373
IQVIA Holdings, Inc.*	3,511	859,844
Molina Healthcare, Inc.*	3,225	936,798
Premier, Inc., Class A	4,247	162,320
Universal Health Services, Inc., Class B	4,882	634,953
Veeva Systems, Inc., Class A*	3,236	765,443

		6,979,262

Household Goods & Home Construction — 1.2%
Leggett & Platt, Inc.(a)	8,064	321,351
Lennar Corp., Class A	8,141	782,432
NVR, Inc.*	19	101,217
Toll Brothers, Inc.	12,988	765,902
Whirlpool Corp.(a)	3,791	796,830

		2,767,732

Industrial Engineering — 1.6%
Cummins, Inc.	3,529	779,486
Graco, Inc.	10,676	774,651
Lincoln Electric Holdings, Inc.	3,576	457,156
Nordson Corp.	550	127,897
Snap-on, Inc.	3,518	732,623
Toro Co. (The)	8,387	810,016

		3,681,829

Industrial Materials — 0.8%
Avery Dennison Corp.	4,137	849,823
International Paper Co.	15,139	730,457
Sylvamo Corp.*	5,393	160,657

		1,740,937

Industrial Metals & Mining — 2.8%
Alcoa Corp.	18,436	1,045,505
Cleveland-Cliffs, Inc.*(a)	33,898	581,012
Fastenal Co.	15,398	872,759
Nucor Corp.	8,266	838,172
Reliance Steel & Aluminum Co.	5,352	818,214
Steel Dynamics, Inc.	15,465	858,617
Timken Co. (The)	7,543	503,872
United States Steel Corp.(a)	40,668	842,641

		6,360,792

Industrial Support Services — 1.5%
ADT, Inc.	8,989	68,226
Booz Allen Hamilton Holding Corp.	2,516	193,053
MSC Industrial Direct Co., Inc., Class A	5,748	469,267
Paychex, Inc.	5,012	590,213
Robert Half International, Inc.	5,153	583,629
Synchrony Financial	14,010	596,686
Western Union Co. (The)	7,329	138,591
WW Grainger, Inc.	1,655	819,407

		3,459,072

Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	5,667	215,289
Expeditors International of Washington, Inc.	4,649	532,218
Landstar System, Inc.	4,296	687,360
Old Dominion Freight Line, Inc.	2,551	770,223
PACCAR, Inc.	2,229	207,275
Ryder System, Inc.	3,890	284,709
Schneider National, Inc., Class B	5,651	144,666

		2,841,740

Investment Banking & Brokerage Services — 2.6%
Ameriprise Financial, Inc.	2,037	619,879
Broadridge Financial Solutions, Inc.	943	150,144
Invesco Ltd.	31,880	722,401
Jefferies Financial Group, Inc.	23,865	874,414
LPL Financial Holdings, Inc.	3,112	536,260
Nasdaq, Inc.	2,660	476,699
Raymond James Financial, Inc.	4,289	454,076
State Street Corp.	10,156	959,742
T. Rowe Price Group, Inc.	2,990	461,746
Virtu Financial, Inc., Class A	20,946	647,860

		5,903,221

Leisure Goods — 1.1%
Garmin Ltd.	5,323	662,287
Harley-Davidson, Inc.	1,398	48,329
Polaris, Inc.(a)	3,012	339,121
Pool Corp.	1,675	797,719
Take-Two Interactive Software, Inc.*	4,505	735,847

		2,583,303

Life Insurance — 0.2%
Lincoln National Corp.	2,471	172,921
Principal Financial Group, Inc.	4,823	352,368

		525,289

Media — 0.8%
Discovery, Inc., Class A*(a)	15,034	419,599
Interpublic Group of Cos., Inc. (The)	24,159	858,611
Liberty Media Corp.-Liberty SiriusXM, Class A*	7,425	343,406
Nexstar Media Group, Inc., Class A	1,298	214,663

		1,836,279

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Medical Equipment & Services — 6.4%
Agilent Technologies, Inc.	5,385	750,238
Bio-Rad Laboratories, Inc., Class A*	1,179	707,082
Bio-Techne Corp.	1,957	736,634
Bruker Corp.	10,242	682,117
Cooper Cos., Inc. (The)	159	63,330
Dentsply Sirona, Inc.	12,536	669,673
Envista Holdings Corp.*	20,888	903,197
Globus Medical, Inc., Class A*	8,484	566,137
Henry Schein, Inc.*	7,526	566,708
Hologic, Inc.*	11,810	829,534
ICU Medical, Inc.*	989	211,013
IDEXX Laboratories, Inc.*	1,475	748,267
Integra LifeSciences Holdings Corp.*	5,863	379,571
Laboratory Corp. of America Holdings*	3,051	827,919
Masimo Corp.*	2,535	557,370
PerkinElmer, Inc.	4,983	857,923
QIAGEN NV*	12,597	623,426
Quest Diagnostics, Inc.	5,497	742,205
Quidel Corp.*	3,391	350,494
ResMed, Inc.	3,268	747,065
STERIS plc	4,065	912,186
Teleflex, Inc.	493	152,924
West Pharmaceutical Services, Inc.	2,107	828,515

		14,413,528

Mortgage Real Estate Investment Trusts — 0.6%
Annaly Capital Management, Inc.	26,798	211,704
New Residential Investment Corp.	36,608	389,875
Starwood Property Trust, Inc.	30,607	757,524

		1,359,103

Non-life Insurance — 2.9%
American Financial Group, Inc.	4,241	552,518
Arch Capital Group Ltd.*	1,806	83,654
Arthur J Gallagher & Co.	5,531	873,566
Assurant, Inc.	3,122	476,136
Assured Guaranty Ltd.	4,191	223,338
Axis Capital Holdings Ltd.	2,785	158,689
Brown & Brown, Inc.	12,403	822,071
CNA Financial Corp.	100	4,591
Everest Re Group Ltd.	1,085	307,489
Fidelity National Financial, Inc.	6,320	318,212
First American Financial Corp.	3,609	268,907
Hanover Insurance Group, Inc. (The)	1,572	216,873
Hartford Financial Services Group, Inc. (The)	11,972	860,428
Mercury General Corp.	1,331	72,752
Old Republic International Corp.	33,583	860,732
Reinsurance Group of America, Inc.	1,965	225,641
WR Berkley Corp.	1,775	149,988

		6,475,585

Non-Renewable Energy — 5.7%
Antero Midstream Corp.	95,856	953,767
Baker Hughes Co.	29,287	803,635
Continental Resources, Inc.(a)	21,117	1,096,817
Coterra Energy, Inc.	45,644	999,604
Devon Energy Corp.	21,880	1,106,471
Diamondback Energy, Inc.	6,877	867,602
DT Midstream, Inc.(a)	3,393	175,418
Halliburton Co.	39,609	1,217,581
HollyFrontier Corp.	12,929	454,584
Marathon Oil Corp.	60,182	1,171,743
Marathon Petroleum Corp.	5,180	371,665
Pioneer Natural Resources Co.	5,239	1,146,765
Targa Resources Corp.	17,972	1,061,786
Texas Pacific Land Corp.(a)	426	457,950
Williams Cos., Inc. (The)	34,173	1,023,140

		12,908,528

Personal Care, Drug & Grocery Stores — 3.2%
Albertsons Cos., Inc., Class A	25,458	716,643
AmerisourceBergen Corp.	6,478	882,303
Casey’s General Stores, Inc.	3,484	654,330
Church & Dwight Co., Inc.	9,159	940,171
Clorox Co. (The)	4,071	683,358
Grocery Outlet Holding Corp.*	10,770	273,342
Kroger Co. (The)	21,122	920,708
McKesson Corp.	4,187	1,074,887
Reynolds Consumer Products, Inc.	9,992	302,458
Spectrum Brands Holdings, Inc.	9,278	829,268

		7,277,468

Personal Goods — 0.4%
Carter’s, Inc.	1,772	165,009
Tapestry, Inc.	17,040	646,668

		811,677

Pharmaceuticals, Biotechnology & Marijuana Producers — 2.2%
Cardinal Health, Inc.	9,519	490,895
Charles River Laboratories International, Inc.*	2,177	717,888
Horizon Therapeutics plc*	9,059	845,477
Jazz Pharmaceuticals plc*	4,122	572,587
Maravai LifeSciences Holdings, Inc., Class A*	13,482	389,899
Royalty Pharma plc, Class A	8,970	358,890
Sage Therapeutics, Inc.*	3,620	142,700
Syneos Health, Inc.*	4,973	450,355
United Therapeutics Corp.*	4,421	892,467

		4,861,158

Precious Metals & Mining — 0.1%
Royal Gold, Inc.	2,068	210,005

Real Estate Investment & Services — 0.8%
CBRE Group, Inc., Class A*	9,396	952,191
Jones Lang LaSalle, Inc.*	3,816	957,014

		1,909,205

Real Estate Investment Trusts — 8.4%
Alexandria Real Estate Equities, Inc.	2,131	415,204
American Campus Communities, Inc.	1,439	75,202
American Homes 4 Rent, Class A	11,146	436,143
Brixmor Property Group, Inc.	27,756	703,892
Camden Property Trust	2,301	368,367
CubeSmart	15,803	801,844
Duke Realty Corp.	15,294	883,687
Extra Space Storage, Inc.	4,588	909,296
First Industrial Realty Trust, Inc.	6,766	411,238
Gaming and Leisure Properties, Inc.	14,118	637,851
Healthpeak Properties, Inc.	21,860	773,188
Highwoods Properties, Inc.	6,959	300,072

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Iron Mountain, Inc.	19,488	894,889
Kimco Realty Corp.	39,391	955,626
Lamar Advertising Co., Class A	8,088	895,827
Life Storage, Inc.	6,784	915,501
Medical Properties Trust, Inc.	33,512	762,733
Mid-America Apartment Communities, Inc.	4,402	909,805
National Retail Properties, Inc.(a)	3,204	142,194
Omega Healthcare Investors, Inc.	16,626	523,386
Park Hotels & Resorts, Inc.*	1,611	29,320
Rayonier, Inc.	11,209	409,577
Regency Centers Corp.	5,743	412,060
Simon Property Group, Inc.	6,226	916,467
SL Green Realty Corp.(a)	5,416	392,759
Spirit Realty Capital, Inc.	8,907	422,726
Ventas, Inc.	12,575	666,727
VICI Properties, Inc.(a)	22,933	656,342
Welltower, Inc.	10,296	891,943
Weyerhaeuser Co.	20,055	810,824
WP Carey, Inc.	8,088	627,629

		18,952,319

Renewable Energy — 0.4%
Enphase Energy, Inc.*	4,210	591,378
First Solar, Inc.*	4,081	319,869

		911,247

Retailers — 2.8%
AutoNation, Inc.*	7,327	798,643
Bath & Body Works, Inc.	2,257	126,550
Best Buy Co., Inc.	7,721	766,541
Dick’s Sporting Goods, Inc.	7,378	851,421
Foot Locker, Inc.	11,336	506,492
Gap, Inc. (The)	5,916	106,902
Kohl’s Corp.(a)	13,432	802,025
Penske Automotive Group, Inc.	6,635	674,315
Tractor Supply Co.	4,007	874,768
Williams-Sonoma, Inc.(a)	5,031	807,677

		6,315,334

Software & Computer Services — 5.0%
Amdocs Ltd.	10,839	822,572
ANSYS, Inc.*	2,375	807,524
Cadence Design Systems, Inc.*	5,164	785,651
Citrix Systems, Inc.	4,907	500,220
Dolby Laboratories, Inc., Class A	6,744	592,460
EPAM Systems, Inc.*	1,535	730,875
Fortinet, Inc.*	3,062	910,149
Gartner, Inc.*	2,216	651,260
InterActiveCorp.*	2,848	388,866
Leidos Holdings, Inc.	6,447	576,684
Manhattan Associates, Inc.*	5,973	799,605
McAfee Corp., Class A	10,645	273,044
Nuance Communications, Inc.*	16,545	914,111
Paycom Software, Inc.*	327	109,643
SS&C Technologies Holdings, Inc.	11,819	943,984
Synopsys, Inc.*	2,668	828,414
Tyler Technologies, Inc.*	1,472	697,434
Vimeo, Inc.*	4,357	63,830

		11,396,326

Technology Hardware & Equipment — 5.1%
Amphenol Corp., Class A	11,244	894,910
CDW Corp.	4,632	875,680
Cirrus Logic, Inc.*	6,409	573,221
Concentrix Corp.	1,388	278,974
Corning, Inc.	16,455	691,768
Entegris, Inc.	6,161	738,334
HP, Inc.	16,510	606,412
Marvell Technology, Inc.	11,042	788,399
Microchip Technology, Inc.	6,449	499,668
Monolithic Power Systems, Inc.	1,677	675,714
National Instruments Corp.	1,408	58,038
NetApp, Inc.	7,826	677,027
ON Semiconductor Corp.*	10,712	632,008
Qorvo, Inc.*	4,839	664,298
Skyworks Solutions, Inc.	4,691	687,325
TD SYNNEX Corp.	5,294	553,594
Teradyne, Inc.	6,065	712,213
Xilinx, Inc.	4,237	820,071

		11,427,654

Telecommunications Equipment — 2.7%
Arista Networks, Inc.*	7,628	948,237
Ciena Corp.*	15,000	994,650
CommScope Holding Co., Inc.*	32,665	306,724
Juniper Networks, Inc.	29,407	1,023,952
Lumentum Holdings, Inc.*	10,669	1,082,690
Motorola Solutions, Inc.	3,697	857,482
Ubiquiti, Inc.	2,234	647,949
Viasat, Inc.*(a)	4,336	190,871

		6,052,555

Telecommunications Service Providers — 1.6%
Altice USA, Inc., Class A*	40,211	579,843
Cable One, Inc.	376	580,818
DISH Network Corp., Class A*	29,397	923,066
Liberty Broadband Corp., Class C*	3,683	546,594
Lumen Technologies, Inc.	74,460	920,326

		3,550,647

Travel & Leisure — 0.6%
Choice Hotels International, Inc.	1,880	269,592
Copa Holdings SA, Class A (Panama)*	3,938	329,138
Travel + Leisure Co.	3,516	199,709
Wendy’s Co. (The)	481	11,077
Yum China Holdings, Inc. (China)	10,724	516,575

		1,326,091

Waste & Disposal Services — 1.0%
Clean Harbors, Inc.*	9,286	859,419
Republic Services, Inc.	6,751	861,833
Stericycle, Inc.*	8,153	478,907

		2,200,159

TOTAL COMMON STOCKS (Cost $182,041,008)		224,832,228

SHORT-TERM INVESTMENTS — 3.7%
INVESTMENT COMPANIES — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c) (Cost $361,014)	361,014	361,014

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(b)(c)	7,202,080	7,199,920
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)	895,856	895,856

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $8,096,396)		8,095,776

TOTAL SHORT-TERM INVESTMENTS (Cost $8,457,410)		8,456,790

Total Investments — 103.1% (Cost $190,498,418)		233,289,018
Liabilities in Excess of Other Assets — (3.1%)		(7,106,247)

Net Assets — 100.0%		226,182,771

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $7,664,728.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	1	03/2022	USD	263,040	(10,322)

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$233,289,018	$—	$—	$233,289,018

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(10,322)	$—	$—	$(10,322)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$200,580	$9,000,000	$2,000,000	$(60)	$(600)	$7,199,920	7,202,080	$294	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	356,647	4,431,748	4,427,381	—	—	361,014	361,014	40	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,674,212	8,017,775	10,796,131	—	—	895,856	895,856	134	—

Total	$4,231,439	$21,449,523	$17,223,512	$(60)	$(600)	$8,456,790		$468	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.